REVENUE AND CONTRACT ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Capitalized Contract Cost [Line Items]
Franchise fees and other taxes and fees	$ 63,830	$ 64,986	$ 259,075	$ 154,732
Contract with customer asset, net	23,682		24,329	24,329
Contract with customer liability	$ 129,560		$ 117,679	$ 103,996
Minimum
Capitalized Contract Cost [Line Items]
Contract term	3 years		3 years
Maximum
Capitalized Contract Cost [Line Items]
Contract term	5 years		5 years